ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

Accounts receivable consisted of the following:

	As of December 31,
	2022	2023

Accounts receivable	$3,089	$2,813
Less: Allowance for credit losses	(1,106)	(533)
Accounts receivable, net	$1,983	$2,280

Schedule of allowance for credit losses

Allowance for credit losses:

	As of December 31,
	2022	2023

Balance at beginning of year	$(1,086)	$(1,106)
Addition	(235)	(389)
Written off	215	193
Reclassification allowance to the other non-current assets (Note i)	—	769
Balance at end of year	$(1,106)	$(533)

(Note i) The balance reflects the reclassification of BSC’s provision to non-current assets. Refer to the Note 9-Other non-current assets, net